CONSOLIDATED STATEMENTS OF OPERATIONS $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Net revenues		¥ 2,960,813,000	$ 417,022	¥ 2,498,214,000	¥ 6,561,747,000
Cost of revenues (including share-based compensation expenses of RMB118,145, RMB42,490 and RMB12,959 for the years ended December 31, 2021, 2022 and 2023, respectively)		(790,207,000)	(111,298)	(701,050,000)	(2,397,604,000)
Gross profit		2,170,606,000	305,724	1,797,164,000	4,164,143,000
Operating expenses:
Selling expenses (including share-based compensationexpenses of RMB44,402, RMB6,659 and RMB8,603 for the years ended December 31, 2021, 2022 and 2023, respectively)		(1,501,200,000)	(211,440)	(1,179,760,000)	(5,129,267,000)
Research and development expenses (including share-based compensation expenses of RMB130,620,RMB39,172 and RMB17,012 for the years endedDecember 31, 2021, 2022 and 2023, respectively)		(462,043,000)	(65,077)	(445,117,000)	(1,252,877,000)
General and administrative expenses (including share-based compensation expenses of RMB52,092,RMB34,333 and RMB19,779 for the years endedDecember 31, 2021, 2022 and 2023, respectively)		(356,369,000)	(50,194)	(290,339,000)	(720,253,000)
Impairment loss on long-lived assets		0	0	0	(52,544,000)
Impairment loss on goodwill		0	0	0	(43,300,000)
Disposal loss on assets		0	0	0	(146,245,000)
Total operating expenses		(2,319,612,000)	(326,711)	(1,915,216,000)	(7,344,486,000)
Loss from operations		(149,006,000)	(20,987)	(118,052,000)	(3,180,343,000)
Interest income		75,829,000	10,680	21,370,000	31,460,000
Realized gains from investments		31,230,000	4,399	42,264,000	65,763,000
Other income, net	[1]	54,471,000	7,672	51,885,000	20,906,000
(Loss)/income before provision for income tax and share of results of equity investees		12,524,000	1,764	(2,533,000)	(3,062,214,000)
Income tax (expenses)/benefits		(10,657,000)	(1,501)	15,705,000	(40,949,000)
Share of results of equity investees		(9,165,000)	(1,291)	0	(302,000)
Net (loss)/income		(7,298,000)	(1,028)	13,172,000	(3,103,465,000)
Net (loss)/income attributable to Gaotu Techedu Inc.'s ordinary shareholders		¥ (7,298,000)	$ (1,028)	¥ 13,172,000	¥ (3,103,465,000)
Net (loss)/income per ordinary share
Basic | (per share)		¥ (0.04)	$ (0.01)	¥ 0.08	¥ (18.17)
Diluted | (per share)		¥ (0.04)	$ (0.01)	¥ 0.07	¥ (18.17)
Weighted average shares used in net (loss)/income per share
Basic		173,725,790	173,725,790	172,254,080	170,790,979
Diluted		173,725,790	173,725,790	175,991,484	170,790,979
ADS [Member]
Net (loss)/income per ordinary share
Basic | (per share)		¥ (0.03)	$ 0	¥ 0.05	¥ (12.11)
Diluted | (per share)		¥ (0.03)	$ 0	¥ 0.05	¥ (12.11)

[1]	The amount of other expenses for 2021, 2022 and 2023 have been combined with other income.